INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments Tables Abstract
Investments
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Investments:
Debt instrument	$-	$37,807	$-
Equity instruments	2,255	7,359	5,049
	$2,255	$45,166	$5,049

Investments-by balance sheet presentation:
Current	$-	$37,807	$-
Long-term	2,255	7,359	5,049
	$2,255	$45,166	$5,049

(in thousands)	2018	2017

Balance-January 1	$45,166	$5,049
Purchases
Equity instruments	-	200
Debt instruments	-	40,000
Sales / redemptions
Debt instruments	(37,500)	(2,500)
Fair value (loss) gain to profit and loss	(5,411)	2,417
Balance-December 31	$2,255	$45,166